Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	6.61%	8.89%	14.73%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.51%	6.85%	13.25%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	6.68%	12.07%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	10.75%	9.25%	14.68%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	12.70%	10.35%	15.62%